Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Non-trade payables	₩ 4,578,424	₩ 5,207,165
Accrued expenses	1,293,627	1,267,700
Operating deposits	833,482	880,810
Others	229,925	217,851
Less: non-current	(577,374)	(816,356)
Current	₩ 6,358,084	₩ 6,757,170